Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per common share
	For the Three Months Ended March 31, 2022
	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(580,610)	$(139,396)
Denominator:
Basic and diluted weighted average shares outstanding	8,072,272	1,938,038
Basic and diluted net loss per common share	$(0.07)	$(0.07)

	For the Period from March 17, 2021 (inception) through December 31, 2021
	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(24,906)	$(215,794)
Denominator:
Basic and diluted weighted average shares outstanding	216,404	1,875,000
Basic and diluted net loss per common share	$(0.12)	$(0.12)

Schedule of assets and liabilities that are measured at fair value
Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account	1	$78,452,760	$75,750,000

Description	Level	December 31, 2021
Assets:
Investments held in Trust Account	1	$75,750,000